December 31, 2003

       SUPPLEMENT TO THE APRIL 1, 2003 CLASS A, CLASS B AND CLASS C SHARES
                  PROSPECTUS OF PIONEER EMERGING MARKETS FUND

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the remaining text of the supplemented sections.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets                         CLASS A        CLASS B      CLASS C
-------------------------------------------------------------- ------------- -------------- ------------
Management Fee                                                        1.15%          1.15%        1.15%
-------------------------------------------------------------- ------------- -------------- ------------
Distribution and Service (12b-1) Fee                                  0.25%          1.00%        1.00%
-------------------------------------------------------------- ------------- -------------- ------------
Other Expenses                                                        1.15%          1.12%        1.07%
-------------------------------------------------------------- ------------- -------------- ------------
Total Operating Expenses                                              2.55%          3.27%        3.22%
-------------------------------------------------------------- ------------- -------------- ------------
Less: Fee Waiver and Expense Limitation2                             -0.40%         -0.40%       -0.40%
-------------------------------------------------------------- ------------- -------------- ------------
Net Expenses2                                                         2.15%          2.87%        2.82%
-------------------------------------------------------------- ------------- -------------- ------------

2 The expenses in the table reflect a reduction in Pioneer's management fee (from 1.25% on an annual basis) and also reflect Pioneer's expense limitation in effect through December 31, 2004 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. Both these changes are effective December 31, 2003. The portion of fund expenses attributable to Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. There can be no assurance that Pioneer will extend the expense limitation beyond December 31, 2004.

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           IF YOU SELL YOUR SHARES                      IF YOU DO NOT SELL YOUR SHARES
                ----------------------------------------------- -----------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                -----------------------------------------------------------------------------------------------
                         1           3           5          10           1           3           5          10
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Class A               $781      $1,287      $1,819      $3,266        $781      $1,287      $1,819      $3,266
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Class B                690       1,270       1,873       3,283         290         970       1,673       3,283
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Class C                481       1,045       1,732       3,559         382       1,045       1,732       3,559
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

MANAGEMENT

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Effective December 31, 2003, Pioneer's annual fee is equal to 1.15% of the fund's average daily net assets. The fee is normally computed daily and paid monthly. Prior to December 31, 2003, Pioneer's annual fee was equal to 1.25% of the fund's average daily net assets.



                                                                   14832-00-1203
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

                                                               December 31, 2003

          SUPPLEMENT TO THE APRIL 1, 2003 CLASS Y SHARES PROSPECTUS OF
                          PIONEER EMERGING MARKETS FUND

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the remaining text of the supplemented sections.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets                         CLASS Y
-------------------------------------------------------------- -------------
Management Fee                                                        1.15%
-------------------------------------------------------------- -------------
Distribution and Service (12b-1) Fee                                  0.00%
-------------------------------------------------------------- -------------
Other Expenses                                                        0.35%
-------------------------------------------------------------- -------------
Total Operating Expenses                                              1.50%
-------------------------------------------------------------- -------------
Less: Fee Waiver and Expense Limitation1                             -0.40%
-------------------------------------------------------------- -------------
Net Expenses1                                                         1.10%
-------------------------------------------------------------- -------------

1 The expenses in the table reflect a reduction in Pioneer's management fee (from 1.25% on an annual basis) and also reflect Pioneer's expense limitation in effect through December 31, 2004 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. Both these changes are effective December 31, 2003. The portion of fund expenses attributable to Class Y shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. There can be no assurance that Pioneer will extend the expense limitation beyond December 31, 2004.

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                     NUMBER OF YEARS YOU OWN YOUR SHARES
                -----------------------------------------------
                         1           3           5          10
--------------- ----------- ----------- ----------- -----------
Class Y               $112        $435        $781      $1,756
--------------- ----------- ----------- ----------- -----------

MANAGEMENT

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Effective December 31, 2003, Pioneer's annual fee is equal to 1.15% of the fund's average daily net assets. The fee is normally computed daily and paid monthly. Prior to December 31, 2003, Pioneer's annual fee was equal to 1.25% of the fund's average daily net assets.



                                                                   14834-00-1203
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

                                                               December 31, 2003

          SUPPLEMENT TO THE APRIL 1, 2003 CLASS R SHARES PROSPECTUS OF
                          PIONEER EMERGING MARKETS FUND

The following supplements the corresponding sections of the prospectus. Please refer to the prospectus for the remaining text of the supplemented sections.

BASIC INFORMATION ABOUT THE FUND

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
PAID FROM THE ASSETS OF THE FUND
as a percentage of average daily net assets                         CLASS R
-------------------------------------------------------------- -------------
Management Fee                                                        1.15%
-------------------------------------------------------------- -------------
Distribution (12b-1) Fee                                              0.50%
-------------------------------------------------------------- -------------
Other Expenses                                                        0.38%
-------------------------------------------------------------- -------------
Total Operating Expenses                                              2.03%
-------------------------------------------------------------- -------------
Less: Fee Waiver and Expense Limitation2                             -0.40%
-------------------------------------------------------------- -------------
Net Expenses2                                                         1.63%
-------------------------------------------------------------- -------------

2 The expenses in the table reflect a reduction in Pioneer's management fee (from 1.25% on an annual basis) and also reflect Pioneer's expense limitation in effect through December 31, 2004 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. Both these changes are effective December 31, 2003. The portion of fund expenses attributable to Class R shares will be reduced only to the extent such expenses are reduced for Class A shares. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the fund if the expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced. There can be no assurance that Pioneer will extend the expense limitation beyond December 31, 2004.

EXAMPLE
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                           IF YOU SELL YOUR SHARES                      IF YOU DO NOT SELL YOUR SHARES
                ----------------------------------------------- -----------------------------------------------
                                             NUMBER OF YEARS YOU OWN YOUR SHARES
                -----------------------------------------------------------------------------------------------
                         1           3           5          10           1           3           5          10
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
Class R               $266        $598      $1,056      $2,327        $166        $598      $1,056      $2,327
--------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------

MANAGEMENT

MANAGEMENT FEE
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Effective December 31, 2003, Pioneer's annual fee is equal to 1.15% of the fund's average daily net assets. The fee is normally computed daily and paid monthly. Prior to December 31, 2003, Pioneer's annual fee was equal to 1.25% of the fund's average daily net assets.



                                                                   14833-00-1203
                                        (C) 2003 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC